Organization (Organization) (Details)	3 Months Ended	6 Months Ended
	Mar. 31, 2016	Jun. 30, 2016 operating_segments stores_stations refineries
Segment Reporting Information [Line Items]
Number of Reportable Segments | operating_segments		3
Number of Stores | stores_stations		543
Refining Equipment [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets		3
Retail network [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets		2
El Paso Facility [Member] | Refining Equipment [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets		1
Gallup Facility [Member] | Refining Equipment [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets		1
St. Paul Park, Minnesota [Member] | Refining Equipment [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets		1
Northern Tier Energy LP [Member]
Segment Reporting Information [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	38.30%	100.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest		100.00%